Ordinary and Preferred Shares	12 Months Ended
Dec. 31, 2015
Ordinary and Preferred Shares

Note 20 Ordinary and Preferred Shares

Ordinary shares

The Company’s authorized, issued and outstanding ordinary shares consist of the following:

	December 31, 2014
	Shares Authorized	Shares Issued	Shares Outstanding	Par value
Ordinary shares	120,000,000	54,763,151	51,641,505	$727

Total	120,000,000	54,763,151	51,641,505	$727

	December 31, 2015
	Shares Authorized	Shares Issued	Shares Outstanding	Par value
Ordinary shares	120,000,000	54,763,151	51,628,104	$727

Total	120,000,000	54,763,151	51,628,104	$727

The pertinent rights and privileges of holders of ordinary shares are as follows:

Preemptive rights: Each holder of the ordinary shares has in principle preemptive rights in respect of all ordinary share issuances or grants or the rights to subscribe for ordinary shares, in proportion to the aggregate nominal value of ordinary shares held by such holder. Shareholders, however, have no preemptive rights in respect of the issuance of ordinary shares, or the grant of the right to subscribe for ordinary shares, which are issued or granted for a consideration other than cash, which are issued or granted to employees of the Company or of a group company of the Company, or in respect of the issuance of ordinary shares to any person who exercises a previously existing right to subscribe for ordinary shares. Furthermore, preemptive rights may be restricted or excluded by a resolution of the General Meeting of Shareholders. However, with respect to an issue of ordinary shares or grant of rights to subscribe for ordinary shares pursuant to a resolution of another body of the Company, the preemptive rights can be restricted or excluded pursuant to a resolution of such other body if and insofar as it is designated competent to do so by the General Meeting of Shareholders.

Liquidation rights: From the balance of the Company’s assets after payment of all debts and the costs of the liquidation will be paid first, to the extent possible, to the holders of the preference shares outstanding (if issued), the amount due on the preference shares, increased by a percentage equal to the average one-month EURIBOR, weighted to reflect the number of days for which the payment is made, plus a premium to be determined by the Management Board, subject to the approval of the Supervisory Board, of at least one percentage point and at most four percentage points, depending on the prevailing market conditions, calculated over each year or part of a year of the period commencing on the first day following the period over which the last distribution on the preference shares was paid and ending on the day of the payment on the preference shares. The previous sentence does not apply if the preference shares outstanding were issued and paid at the expense of the Company’s reserves. The balance remaining thereafter will be distributed to the holders of ordinary shares. All distributions on ordinary shares will be made in proportion to the number of ordinary shares held by each shareholder.

Voting rights: Each of the ordinary shares is entitled to one vote. Decisions of General Meetings of Shareholders are taken by an absolute majority of valid votes cast, except where the laws of the Netherlands or the articles of association provide otherwise.

Distributions rights: The Company makes distributions to shareholders only to the extent that the Company’s equity exceeds the amount of the paid-in and called-up part of the issued share capital, increased by the reserves that are required to be maintained pursuant to the provisions of Dutch law or the articles of association. The Management Board determines, subject to the approval of the Supervisory Board, what portion of the profits will be reserved. Any profits remaining after payment of the preferred dividend on the preference shares, if issued, and reservation of profits will be put at the disposal of a General Meeting of Shareholders. The preference shares, if issued, would be entitled to receive annual preferential dividends of €1,000 in aggregate if the preference shares are fully paid up at the expense of the Company‘s reserves or, in other cases, of a percentage equal to the average one-month EURIBOR, weighted to reflect the number of days for which the payment is made, plus a premium to be determined by the Management Board, subject to the approval of the Supervisory Board, of at least one percentage point and at most four percentage points, depending on the prevailing market conditions. Distributions on the preference shares are calculated over the paid-up part of their nominal value.

Dividends restrictions: The Credit Facility (Note 11) contains restrictions that entirely limit the Company’s ability to pay any dividends or other distributions, direct or indirect, on account of any shares to its shareholders, except for a dividend payable solely in shares.

Treasury shares

During the year ended December 31, 2015, the Company repurchased 691,332 ordinary shares through the share repurchase program described below and held these shares in treasury. In addition, the Company repurchased 50,000 ordinary shares from a former employee, for a total consideration of $1,066 and held these shares in treasury.

During the year ended December 31, 2015, the Company re-issued 727,931 treasury shares, all of which were re-issued upon exercise of share options.

As at December 31, 2015 there were 3,135,047 shares held in treasury at a carrying value of $61,297.

During the year ended December 31, 2014, the Company repurchased 1,896,786 ordinary shares through the share repurchase program described below and held these shares in treasury.

During the year ended December 31, 2014, the Company re-issued 387,661 treasury shares, all of which were re-issued upon exercise of share options.

As at December 31, 2014 there were 3,121,646 shares held in treasury at a carrying value of $60,858.

Share repurchase program

In 2015, the Company entered into a share repurchase program (the 2015 Share repurchase program) with the intention to repurchase shares to cover obligations to deliver shares under its employee stock options incentive and restricted share units plans. Under the share repurchase program the Company is allowed, between November 10, 2015 and May 10, 2016, to repurchase from time to time in both open market and privately negotiated transactions up to $40,000 subject to maximum number of shares equal to 1,666,667 ordinary shares. The share repurchase program will occur in tranches.

Under the first tranche of the share repurchase program the Company had, up to December 28, 2015, repurchased in open market transactions 691,332 ordinary shares for a total consideration of $13,551 and a volume weighted average price per share of $19.60.

In 2013, the Company entered into a conditional share repurchase program (the 2013/2014 Share repurchase program) under which it intended to repurchase shares to cover obligations to deliver shares under its employee stock options incentive and restricted share units plans (Note 21).

Under the first tranche of the share repurchase program the Company had, up to November 5, 2013, repurchased in open market transactions 1,500,000 ordinary shares for a total consideration of $33,110 and a volume weighted average price per share of $22.07. Under the second tranche of the share repurchase program, the Company repurchased 1,132,059 ordinary shares between November 13, 2013 and May 10, 2014, for a total consideration of $19,722 and a volume weighted average price per share of $17.42. Under the third and final tranche of the share repurchase program, the Company repurchased 1,367,941 ordinary shares between June 3, 2014 and August 12, 2014, for a total consideration of $25,912 and a volume weighted average price per share of $18.94.

The following table summarizes the Company’s share repurchases:

2015 Share repurchase program:

Period	Total number of shares repurchased	Average price paid per share	Total number of shares purchased as part of publicly announced program	Maximum number of shares that may yet be purchased under the program
November 10 – 30, 2015	337,126	$19.56	337,126	1,329,541
December 1 – 28, 2015	354,206	$19.65	691,332	975,335

Total	691,332	$19.60

2013/2014 Share repurchase program:

	2013	2014	Total
Total number of shares repurchased	2,103,214	1,896,786	4,000,000
Dollar amount of shares repurchased	$43,411	$35,334	$78,745
Average price paid per share	$20.64	$18.63	$19.69
Range of price paid per share	$15.89 – 26.16	$15.48 – 21.00	$15.48 – 26.16

Redeemable Non-controlling Interests

The agreement with the Class B shareholders of Location Labs, as disclosed in Note 3, contains redemption features whereby interests held are redeemable at the option of the holder and is not solely within our control. The redemption is deemed probable but not currently redeemable and therefore the Company is charging accretion changes to adjust the redeemable non-controlling interest each reporting period to its estimated redemption value after the attribution of net income or loss of the subsidiary. Any adjustment to the redemption value will impact retained earnings.

Changes to redeemable non-controlling interest during 2014 and 2015 were as follows:

	Year Ended December 31,
	2014	2015
Balance as of January 1	$—	$40,040
Redeemable non-controlling interest upon acquisition	39,498	—
Net income attributable to non-controlling interests	8	35
Redemption value adjustment charged against retained earnings	534	1,925
Redemption of Class B-1 shares	—	(25,200)

Balance as of December 31	$40,040	$16,800